Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document And Entity Information [Abstract]
Entity Registrant Name	Fona, Inc.
Entity Central Index Key	0000884363
Document Type	S-4/A
Document Period End Date	Jun. 30, 2015
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3 TO FORM S-4
Entity Filer Category	Smaller Reporting Company